Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Staff benefits provisions	$ 355	$ 328
Other provisions	17	22
Total provisions	$ 372	$ 350	$ 466